Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.26%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.76%
Invesco Global Real Estate Income Fund, Class R6	2.36%	$52,999,438	$290,147	$—	$(2,271,143)	$—	$290,147	5,325,516	$51,018,442
Invesco Macro Allocation Strategy Fund, Class R6	3.40%	77,928,029	—	—	(4,567,880)	—	—	9,135,759	73,360,149
Total Alternative Funds		130,927,467	290,147	—	(6,839,023)	—	290,147		124,378,591
Domestic Equity Funds–44.24%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.74%	209,641,660	21,890,265	(7,748,334)	(33,378,947)	(1,683,266)	—	6,212,027	188,721,378
Invesco Main Street Small Cap Fund, Class R6	8.25%	202,769,725	—	(12,541,278)	(11,715,542)	(195,635)	—	8,858,285	178,317,270
Invesco Russell 1000 Dynamic Multifactor ETF	7.77%	178,872,541	—	—	(10,936,980)	—	425,625	3,528,058	167,935,561
Invesco S&P 500® Low Volatility ETF	6.89%	171,006,263	—	(17,654,302)	(7,502,299)	2,969,443	751,751	2,218,201	148,819,105
Invesco S&P 500® Pure Growth ETF	4.93%	122,178,412	—	—	(15,670,735)	—	—	579,539	106,507,677
Invesco S&P SmallCap Low Volatility ETF	7.66%	182,237,438	—	(6,128,002)	(12,398,008)	1,666,174	699,828	3,372,988	165,377,602
Total Domestic Equity Funds		1,066,706,039	21,890,265	(44,071,916)	(91,602,511)	2,756,716	1,877,204		955,678,593
Fixed Income Funds–15.97%
Invesco 1-30 Laddered Treasury ETF	2.08%	48,568,059	—	—	(3,719,655)	—	159,467	1,328,448	44,848,404
Invesco Core Plus Bond Fund, Class R6	7.34%	179,831,649	1,020,061	(9,625,025)	(11,784,724)	(781,751)	1,020,028	15,494,161	158,660,210
Invesco Income Fund, Class R6	1.89%	42,124,979	342,967	—	(1,611,496)	—	342,967	5,397,153	40,856,450
Invesco Taxable Municipal Bond ETF(b)	3.56%	89,858,749	—	(4,285,511)	(8,452,044)	(199,256)	550,338	2,592,583	76,921,938
Invesco Variable Rate Investment Grade ETF	1.10%	23,885,363	—	—	(123,907)	—	38,840	953,127	23,761,456
Total Fixed Income Funds		384,268,799	1,363,028	(13,910,536)	(25,691,826)	(981,007)	2,111,640		345,048,458
Foreign Equity Funds–33.15%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.74%	69,306,630	—	—	(10,054,470)	—	—	1,821,462	59,252,160
Invesco Developing Markets Fund, Class R6	4.25%	108,765,465	—	—	(17,055,351)	—	—	2,314,159	91,710,114
Invesco Global Fund, Class R6	10.07%	259,017,765	—	—	(41,595,145)	—	—	2,058,146	217,422,620
Invesco Global Infrastructure Fund, Class R6	0.77%	16,367,471	56,963	—	279,773	—	56,963	1,270,282	16,704,207
Invesco International Select Equity Fund, Class R6	3.24%	67,646,310	13,486,554	—	(11,213,655)	—	—	6,510,169	69,919,209
Invesco International Small-Mid Company Fund, Class R6	3.38%	88,140,852	—	—	(15,219,121)	—	—	1,548,232	72,921,731
Invesco RAFI™ Strategic Developed ex-US ETF	3.21%	69,642,948	—	—	(206,724)	—	639,925	2,296,931	69,436,224
Invesco S&P Emerging Markets Low Volatility ETF	2.39%	54,913,593	—	(5,374,439)	1,162,686	964,876	315,341	2,000,260	51,666,716
Invesco S&P International Developed Low Volatility ETF	3.10%	73,482,713	—	(4,731,307)	(2,177,187)	349,409	507,193	2,149,121	66,923,628
Total Foreign Equity Funds		807,283,747	13,543,517	(10,105,746)	(96,079,194)	1,314,285	1,519,422		715,956,609
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.05%	4,221,702	22,640,546	(25,786,582)	—	—	102	1,075,666	1,075,666
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.26%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.03%	$3,015,499	$16,171,819	$(18,418,586)	$(98)	$(1,325)	$168	767,540	$767,309
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.06%	4,824,802	25,874,910	(29,470,379)	—	—	186	1,229,333	1,229,333
Total Money Market Funds		12,062,003	64,687,275	(73,675,547)	(98)	(1,325)	456		3,072,308
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,816,485,075)	99.26%	2,401,248,055	101,774,232	(141,763,745)	(220,212,652)	3,088,669	5,798,869		2,144,134,559

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.70%
Invesco Private Government Fund, 0.31%(c)	0.21%	—	28,502,216	(23,986,752)	—	—	1,695(d)	4,515,464	4,515,464
Invesco Private Prime Fund, 0.34%(c)	0.49%	—	66,793,244	(56,256,309)	1,044	(1,896)	3,785(d)	10,537,137	10,536,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,050,503)	0.70%	—	95,295,460	(80,243,061)	1,044	(1,896)	5,480		15,051,547
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,831,535,578)	99.96%	$2,401,248,055	$197,069,692	$(222,006,806)	$(220,211,608)	$3,086,773	$5,804,349		$2,159,186,106
OTHER ASSETS LESS LIABILITIES	0.04%								805,462
NET ASSETS	100.00%								$2,159,991,568
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	105	June-2022	$23,786,437	$1,388,936	$1,388,936
MSCI Emerging Markets Index	453	June-2022	25,492,575	(520,078)	(520,078)
Nikkei 225 Index	3	June-2022	685,806	64,356	64,356
S&P/ASX 200 Index	2	June-2022	279,827	16,121	16,121
S&P/TSX 60 Index	2	June-2022	421,421	7,735	7,735
STOXX Europe 600 Index	62	June-2022	1,541,161	38,707	38,707
Subtotal—Long Futures Contracts				995,777	995,777
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	282	June-2022	(34,650,750)	(175,500)	(175,500)
Total Futures Contracts				$820,277	$820,277

(a)	Futures contracts collateralized by $12,564,688 cash held with Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2022	Bank of America, N.A.	USD	475,671	MXN	10,145,000	$27,914
06/15/2022	Bank of America, N.A.	USD	6,571,050	SEK	63,490,000	193,399
06/15/2022	Barclays Bank PLC	USD	2,499,989	CNY	15,970,000	3,216
06/15/2022	Barclays Bank PLC	USD	829,866	INR	64,220,000	8,037
06/15/2022	Barclays Bank PLC	USD	1,465,457	KRW	1,810,000,000	23,385
06/15/2022	Barclays Bank PLC	USD	628,394	THB	20,920,000	1,381
06/02/2022	Citibank, N.A.	USD	7,012,149	BRL	37,170,000	665,750
06/15/2022	Citibank, N.A.	USD	5,994,154	PHP	317,840,000	111,182
06/15/2022	Citibank, N.A.	USD	6,805,609	SGD	9,250,000	19,013
06/15/2022	Deutsche Bank AG	GBP	2,875,000	USD	3,787,646	11,998
06/15/2022	Deutsche Bank AG	USD	9,585,131	INR	740,020,000	70,194
06/15/2022	Goldman Sachs International	USD	5,754,092	MXN	122,370,000	320,203
06/15/2022	J.P. Morgan Chase Bank, N.A.	THB	196,640,000	USD	5,954,277	34,629
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	839,947	NZD	1,230,000	11,474
06/15/2022	Morgan Stanley and Co. International PLC	JPY	266,040,000	USD	2,301,541	112,187
06/15/2022	Morgan Stanley and Co. International PLC	USD	8,418,290	CAD	10,790,000	211,073
06/15/2022	Morgan Stanley and Co. International PLC	USD	6,175,669	NOK	55,130,000	83,353
06/15/2022	Morgan Stanley and Co. International PLC	USD	504,025	ZAR	7,715,000	19,165
Subtotal—Appreciation						1,927,553
Currency Risk
06/15/2022	Bank of America, N.A.	NZD	9,970,000	USD	6,810,319	(91,032)
06/15/2022	Bank of America, N.A.	USD	4,296,975	TWD	121,295,000	(47,868)
06/15/2022	Barclays Bank PLC	USD	461,195	DKK	3,090,000	(439)
06/15/2022	Barclays Bank PLC	USD	1,263,135	TWD	35,700,000	(12,522)
06/15/2022	Citibank, N.A.	ZAR	78,700,000	USD	5,174,744	(162,271)
06/15/2022	Deutsche Bank AG	USD	11,076,725	EUR	9,960,000	(28,717)
06/15/2022	Goldman Sachs International	KRW	3,704,250,000	USD	3,013,129	(33,856)
06/15/2022	Goldman Sachs International	PHP	318,400,000	USD	6,041,746	(74,347)
06/15/2022	Goldman Sachs International	USD	6,771,993	IDR	97,300,000,000	(4,117)
06/15/2022	J.P. Morgan Chase Bank, N.A.	COP	2,420,000,000	USD	621,894	(13,177)
06/15/2022	Morgan Stanley and Co. International PLC	CLP	4,840,000,000	USD	5,903,519	(173,855)
06/15/2022	Morgan Stanley and Co. International PLC	USD	6,577,482	COP	24,928,000,000	(35,734)
06/15/2022	Standard Chartered Bank PLC	AUD	7,210,000	USD	5,284,269	(117,478)
06/15/2022	Standard Chartered Bank PLC	USD	1,648,617	CNY	10,490,000	(4,370)
06/15/2022	UBS AG	CHF	3,895,000	USD	4,221,655	(6,096)
Subtotal—Depreciation						(805,879)
Total Forward Foreign Currency Contracts						$1,121,674

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 37, Version 1	Buy	1.00%	Quarterly	12/20/2031	1.002%	USD	65,000,000	$(27,245)	$21,580	$48,825
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	06/20/2027	3.729	USD	32,600,000	1,829,204	1,804,516	(24,688)
Total Centrally Cleared Credit Default Swap Agreements								$1,801,959	$1,826,096	$24,137

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

(a)	Centrally cleared swap agreements collateralized by $230,000 cash held with Morgan Stanley Capital Services LLC.
(b)	Implied credit spreads represent the current level, as of March 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,141,062,251	$—	$—	$2,141,062,251
Money Market Funds	3,072,308	15,051,547	—	18,123,855
Total Investments in Securities	2,144,134,559	15,051,547	—	2,159,186,106
Other Investments - Assets*
Futures Contracts	1,515,855	—	—	1,515,855
Forward Foreign Currency Contracts	—	1,927,553	—	1,927,553
Swap Agreements	—	48,825	—	48,825
	1,515,855	1,976,378	—	3,492,233
Other Investments - Liabilities*
Futures Contracts	(695,578)	—	—	(695,578)
Forward Foreign Currency Contracts	—	(805,879)	—	(805,879)
Swap Agreements	—	(24,688)	—	(24,688)
	(695,578)	(830,567)	—	(1,526,145)
Total Other Investments	820,277	1,145,811	—	1,966,088
Total Investments	$2,144,954,836	$16,197,358	$—	$2,161,152,194

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund